Material accounting policies - Estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2023
Software
Summary of significant accounting policies
Useful life of the intangible assets	3 years
Perpetual licences for ERP & front end software
Summary of significant accounting policies
Useful life of the intangible assets	10 years
Patents and licenses
Summary of significant accounting policies
Useful life of the intangible assets	10 years
Acquired customers and technology | Minimum
Summary of significant accounting policies
Useful life of the intangible assets	5 years
Acquired customers and technology | Maximum
Summary of significant accounting policies
Useful life of the intangible assets	20 years
Property leased assets
Summary of significant accounting policies
Lease term	10 years
Property leased assets | Minimum
Summary of significant accounting policies
Estimated useful lives of right of use assets	10 years
Property leased assets | Maximum
Summary of significant accounting policies
Estimated useful lives of right of use assets	15 years
Leased machines
Summary of significant accounting policies
Lease term	10 years
Leased machines | Minimum
Summary of significant accounting policies
Estimated useful lives of right of use assets	5 years
Leased machines | Maximum
Summary of significant accounting policies
Estimated useful lives of right of use assets	10 years
Leased vehicles
Summary of significant accounting policies
Lease term	4 years
Estimated useful lives of right of use assets	4 years
Buildings | Minimum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	20 years
Buildings | Maximum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	30 years
Leased machines | Minimum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	5 years
Leased machines | Maximum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	12 years
IT assets | Minimum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	3 years
IT assets | Maximum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	5 years
Fixtures & Furniture | Minimum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	10 years
Fixtures & Furniture | Maximum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	15 years
Leased vehicles | Minimum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	2 years
Leased vehicles | Maximum
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	4 years
Leasehold Building Improvements
Summary of significant accounting policies
Estimated useful lives of property, plant and equipment	10 years